RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

21.    RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the information disclosed elsewhere in the financial statements, the principal related parties with which the Group had transactions during the years presented are as follows:

Name of Related Parties	Relationship with the Company

Mr. Wang Song	The Co-Founder and Ex-director of the Company
Ms. Kou Xiaohong	The Co-Founder and Ex-director of the Company
Mr. Xiaoqiang Wei	Chief Executive Officer and Director of the Company

On May 17, 2019 and June 5, 2019, Mr. Song Wang tendered his resignation as the Company’s Chief Executive Officer and the Board as Directors, respectively. The Co-founder and director Ms. Xiaohong Kou resigned from the management team and the Board on August 15, 2019. On December 15, 2019, Mr. Xiaoqiang Wei was elected as the Company’s new Chief Executive Officer.

21.    RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

Guarantee provided by related parties to the Group

Mr. Wang Song and Ms. Kou Xiaohong provided guarantee for all the bank borrowing from Bank B and Bank C during the year ended December 31, 2017 (Note 12 (b))

Mr. Wang Song provided guarantee for the finance lease from vendor A with the amount of RMB 39,000,000 and RMB 50,000,000 during the year ended December 31, 2018 and 2019, respectively.

Mr. Wang Song and Ms. Kou Xiaohong provided guarantee for the finance lease from vendor B with the amount of RMB 25,000,000 and RMB 34,500,000 during the year ended December 31, 2018 and 2019, respectively.

No more guarantee was provided by related parties for the year ended December 31, 2020 and 2021.

The Group had the following related party balances and related party transactions for the years presented:

Amounts due from a related party

	Mr. Xiaoqiang Wei	Total
Balance as of December 31, 2019	65	65
Return of advance	(65)	(65)
Balance as of December 31, 2020	—	—
Balance as of December 31, 2021	—	—
Balance as of December 31, 2021 (US$’000)	—	—

Amounts due to related parties

	Mr. Wang	Ms. Kou
	Song	Xiaohong	Total
Balance as of December 31, 2019	—	27	27
exchange rate difference	—	(1)	(1)
Balance as of December 31, 2020	—	26	26
Expense Reimbursement payment or return	95	(26)	69
Debt paid on behalf of the Group	—	31,994	31,994
Balance as of December 31, 2021	95	31,994	32,089
Balance as of December 31, 2021 (US$’000)	15	5,020	5,035